Long Term Payable - Schedule of Long-Term Accounts Payable-Current, Net (Details) - Loans Payable [Member] - USD ($)	Dec. 31, 2025	Jun. 30, 2025
Schedule of Long-Term Accounts Payable-Current, Net [Line Items]
Long-term accounts payable-current	$ 7,028
Unrecognized financing expense	(498)
Long-term accounts payable-current, net	$ 6,530
Long-term accounts payable-non-current		$ 27,601
Unrecognized financing expense		(1,105)
Long-term accounts payable-non-current, net		$ 26,496